Property and Equipment, Net	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

As of September 30, 2025 and March 31, 2025, property and equipment consisted of the following:

	September 30,	March 31,
	2025	2025
	(unaudited)
Fixtures	¥3,664	¥3,664
Tooling and equipment	337	337
Computers and other equipment	430	308
Vehicles	7,218	7,218
Total property and equipment	¥11,649	¥11,527
Less: Accumulated depreciation	(5,520)	(4,581)
Total property and equipment, net	¥6,129	¥6,946

The Company recognized depreciation expenses on property and equipment of JPY939 and JPY985 during the six months ended September 30, 2025 and 2024, respectively. The Company records depreciation expenses in selling, general and administrative expenses in the Statements of Operations.